POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - COMPONENTS OF NET PERIODIC BENEFIT COST (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
Pension Plans, Defined Benefit [Member]
Service cost	$ 300	[1]	$ 267	[1]	$ 270
Defined Benefit Plan, Interest Cost	560	[1]	611	[1]	588
Expected return on plan assets	(587)		(573)		(492)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	18		21		18
Net actuarial loss amortization	213		102		154
Defined Benefit Plan, Special Termination Benefits	39	[1]	0	[1]	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments	4		6		0
Defined Benefit Plan Gross Periodic Benefit Cost	547		434		538
Dividends on ESOP preferred stock	0		0		0
NET PERIODIC BENEFIT COST (CREDIT)	547		434		538
Other Retiree Benefits
Service cost	190	[2]	142	[2]	146
Defined Benefit Plan, Interest Cost	260	[2]	276	[2]	270
Expected return on plan assets	(382)		(434)		(431)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	(20)		(20)		(18)
Net actuarial loss amortization	199		99		96
Defined Benefit Plan, Special Termination Benefits	18	[2]	27	[2]	3
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments	0		0		0
Defined Benefit Plan Gross Periodic Benefit Cost	265		90		66
Dividends on ESOP preferred stock	(70)		(74)		(79)
NET PERIODIC BENEFIT COST (CREDIT)	$ 195		$ 16		$ (13)

[1]	Primarily non-U.S.-based defined benefit retirement plans.
[2]	Primarily U.S.-based other postretirement benefit plans.